BENEFIT PLAN (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Postemployment Benefits [Abstract]
BENEFIT PLAN
NOTE 20 – BENEFIT PLAN
The Company maintains a safe harbor 401(k) retirement plan for the benefit of its employees. The plan allows participants to make contributions subject to certain limitations. Company matching contributions were $158,000 and $69,000 for the three months ended March 31, 2023 and 2022, respectively.

NOTE 22 – BENEFIT PLAN
The Company maintains a safe harbor 401(k) retirement plan for the benefit of its employees. The plan allows participants to make contributions subject to certain limitations. Company matching contributions were $502,000 and $239,000 for the years ended December 31, 2022 and 2021, respectively.